ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I FINANCIAL INFORMATION OF PARENT COMPANY (Schedule of Parent Company Statements of Cash Flows) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (31,826)	$ (11,520)	$ (32,241)
Share-based compensation	1,359	1,251	3,502
CHANGES IN WORKING CAPITAL ACCOUNTS
Other current assets	(3,476)	(3,945)	(3,147)
Accounts payable	10,558	12,083	8,269
Accrued expenses and other current liabilities	1,718	217	(1,397)
Amount due to subsidiaries	794	(454)
Amount due from subsidiaries	(1,536)	1,144	(1,148)
Net cash provided by operating activities	(1,814)	537	20,230
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash paid for treasury stock		(2,846)	(3,421)
Proceeds from exercises of stock options	624	21	161
Net cash (used in) provided by financing activities	16,823	54,311	(3,260)
Net (decrease)/increase in cash	7,785	(13,982)	(39,100)
Cash and cash equivalents, at beginning of year	59,652	73,634	112,734
Cash and cash equivalents, at end of year	67,437	59,652	73,634
AirMedia Group Inc. [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	(25,695)	(10,626)	(32,728)
Investment loss in subsidiaries	23,875	8,387	28,587
Share-based compensation	1,359	1,251	3,502
CHANGES IN WORKING CAPITAL ACCOUNTS
Other current assets	(221)	444	(597)
Accounts payable			(40)
Accrued expenses and other current liabilities	(308)	(3)	(421)
Amount due to subsidiaries	(517)	3,231	265
Amount due from subsidiaries	2,898	(41)	2,497
Net cash provided by operating activities	1,391	2,643	1,065
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash paid for treasury stock		(2,846)	(3,421)
Proceeds from exercises of stock options	624	21	161
Net cash (used in) provided by financing activities	624	(2,825)	(3,260)
Net (decrease)/increase in cash	2,015	(182)	(2,195)
Cash and cash equivalents, at beginning of year	14	196	2,391
Cash and cash equivalents, at end of year	$ 2,029	$ 14	$ 196